LOANS PAYABLE (Details Narrative) (USD $)	1 Months Ended	6 Months Ended	7 Months Ended	13 Months Ended
	May 31, 2012	May 31, 2013	Nov. 30, 2012	May 31, 2013	Nov. 01, 2012 Number
Loans Payable Details Narrative
Forgiveness of related party loans			$ 36,896	$ 36,896
Number of former officers forgave all debts owing to them by the Company for all advances/shareholders loans					2
Advances/shareholder loans forgave by former officers					$ 36,896